        [GRAPHIC]                       Allmerica SPL II







                                     [LOGO]
                                   ALLMERICA
                                  FINANCIAL(R)

                               Semi-Annual Report

                                 JUNE 30, 2003

                              GENERAL INFORMATION


OFFICERS OF ALLMERICA FINANCIAL LIFE INSURANCE AND
ANNUITY COMPANY (AFLIAC) AND FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY (FAFLIC)

Mark A. Hug, President and CEO
Edward J. Parry III, Senior Vice President and CFO
J. Kendall Huber, Senior Vice President and General Counsel
Robert P. Restrepo, Jr., Senior Vice President
John P. Kavanaugh, Vice President and Chief Investment Officer
Mark C. McGivney, Vice President and Treasurer
Charles F. Cronin, Vice President and Secretary

INVESTMENT ADVISERS
A I M Advisors, Inc.
11 Greenway Plaza, Houston, TX 77046
  AIM V.I. Aggressive Growth Fund
  AIM V.I. Basic Value Fund
  AIM V.I. Blue Chip Fund
  AIM V.I. Capital Development Fund
  AIM V.I. Premier Equity Fund

Alliance Capital Management, L.P.
1345 Avenue of the Americas, New York, NY 10105
  AllianceBernstein Growth and Income Portfolio
  AllianceBernstein Premier Growth Portfolio
  AllianceBernstein Small Cap Value Portfolio
  AllianceBernstein Technology Portfolio
  AllianceBernstein Value Portfolio

Allmerica Financial Investment Management Services, Inc.
440 Lincoln Street, Worcester, MA 01653

   INVESTMENT SUB-ADVISERS
   Opus Investment Management, Inc.
   440 Lincoln Street, Worcester, MA 01653
     Equity Index Fund
     Government Bond Fund
     Money Market Fund
     Select Investment Grade Income Fund

   Bank of Ireland Asset Management (U.S.) Ltd.
   26 Fitzwilliam Place, Dublin 2, Ireland
   75 Holly Hill Lane, Greenwich, CT 06830
     Select International Equity Fund

   Cramer Rosenthal McGlynn, LLC
   520 Madison Avenue, New York, NY 10022
     Select Value Opportunity Fund

   Goldman Sachs Asset Management, L.P.
   32 Old Slip, New York, NY 10005
     Core Equity Fund (Co-Sub-Adviser)

   Jennison Associates LLC
   466 Lexington Avenue, New York, NY 10017
     Select Growth Fund (Co-Sub-Adviser)

   Putnam Investment Management, LLC
   One Post Office Square, Boston, MA 02109
     Select Growth Fund (Co-Sub-Adviser)

   T. Rowe Price Associates, Inc.
   100 East Pratt Street, Baltimore, MD 21202
     Select Capital Appreciation Fund

   UBS Global Asset Management (Americas) Inc.
   One North Wacker Drive, Chicago, IL 60606
     Core Equity Fund (Co-Sub-Adviser)

INVESTMENT ADVISERS (CONTINUED)
Fidelity Management & Research Company
82 Devonshire Street, Boston, MA 02108
  Fidelity VIP Contrafund Portfolio
  Fidelity VIP Equity-Income Portfolio
  Fidelity VIP Growth Portfolio
  Fidelity VIP Mid Cap Portfolio
  Fidelity VIP Value Strategies Portfolio

Franklin Advisers, Inc.
One Franklin Parkway, San Mateo, CA 94403
  FT VIP Franklin Large Cap Growth Securities Fund
  FT VIP Franklin Small Cap Fund

Franklin Advisory Services, LLC
One Parker Plaza, Fort Lee, NJ 07024
  FT VIP Franklin Small Cap Value Securities Fund

Franklin Mutual Advisers, LLC
51 John F. Kennedy Parkway, Short Hills, NJ 07078
  FT VIP Mutual Shares Securities Fund

Massachusetts Financial Services Company
500 Boylston Street, Boston, MA 02116
  MFS Mid Cap Growth Series
  MFS New Discovery Series
  MFS Total Return Series
  MFS Utilities Series

Oppenheimer Funds, Inc.
498 Seventh Avenue, New York, NY 10018
  Oppenheimer Capital Appreciation Fund/VA
  Oppenheimer Global Securities Fund/VA
  Oppenheimer High Income Fund/VA
  Oppenheimer Main Street Fund/VA
  Oppenheimer Multiple Strategies Fund/VA

Templeton Investment Counsel, LLC
500 East Broward Blvd., Fort Lauderdale, FL 33394
  FT VIP Templeton Foreign Securities Fund

One or more funds may not be available under the variable product which you have chosen. Inclusion in this report of a fund which is not available under your contract/policy is not to be considered a solicitation. To identify the funds available through your variable product, please refer to the Product Performance Summary herein.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA SPL II (AFLIAC)

Average Annual Total Returns as of 6/30/03

The average annual total returns for the Allmerica SPL II sub-accounts of AFLIAC are summarized below. The returns shown are net of total underlying fund expenses and all sub-account charges, but do not include insurance charges, including the premium expense charge, monthly charges under the policy, surrender charges or transaction charges. If the returns included the effect of these additional charges, they would have been significantly lower. For returns of the underlying funds that do not reflect the deduction of insurance and sub-account charges please refer to the following individual portfolio reviews.

                                                                     Without Surrender and
                                                                    Monthly Policy Charges
                                                                      10 Years    10 Years
                                    Fund Sub-Account                   or Life  or Life of
                               Inception   Inception                   of Fund Sub-Account
Sub-Accounts                        Date        Date  1 Year 5 Years (if less)   (if less)
------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund            4/29/85       8/5/02  -0.03% -3.94%     6.47%       18.80%
AIT Equity Index Fund           9/28/90       5/1/01  -0.96% -2.81%     8.40%      -11.08%
AIT Government Bond Fund        8/26/91       8/5/02   7.46%  5.65%     4.94%        4.90%
AIT Money Market Fund           4/29/85      11/2/98   0.29%  3.20%     3.61%        3.09%
AIT Select Capital
  Appreciation Fund             4/28/95      11/2/98   3.69%  4.21%    10.52%        6.71%
AIT Select Growth Fund          8/21/92      11/2/98  -3.48% -7.48%     5.29%       -6.64%
AIT Select International
  Equity Fund                    5/2/94      11/2/98 -12.06% -5.39%     2.68%       -3.72%
AIT Select Investment Grade
  Income Fund                   4/29/85      11/2/98   8.02%  5.44%     5.23%        5.58%
AIT Select Value Opportunity
  Fund                          4/30/93      11/2/98  -0.58%  4.69%     9.82%        5.84%

AIM Variable Insurance Funds
(Series I Shares)
AIM V.I. Aggressive Growth
  Fund                           5/1/98       8/5/02  -7.33% -2.54%    -3.07%       15.51%
AIM V.I. Basic Value Fund       9/10/01       8/5/02  -3.87%    N/A    -6.71%       18.71%
AIM V.I. Blue Chip Fund        12/29/99       8/5/02  -2.49%    N/A   -15.48%       14.37%
AIM V.I. Capital Development
  Fund                           5/1/98       8/5/02  -6.37%  1.17%     0.15%       16.08%
AIM V.I. Premier Equity Fund     5/5/93       8/5/02  -3.49% -4.86%     6.44%       14.63%

Alliance Variable Products Series Fund,
Inc. (Class B)
AllianceBernstein Growth and
  Income Portfolio              1/14/91       5/1/01   2.52%  2.72%    10.88%       -8.68%
AllianceBernstein Premier
  Growth Portfolio              6/26/92       5/1/01  -4.43% -5.51%     8.48%      -18.49%
AllianceBernstein Small Cap
  Value Portfolio                5/1/01       8/5/02  -1.24%    N/A     6.69%       20.19%
AllianceBernstein Technology
  Portfolio                     1/11/96       8/5/02  -3.83% -3.31%     2.84%       23.59%
AllianceBernstein Value
  Portfolio                      5/1/01       8/5/02  -1.20%    N/A    -2.81%       16.86%

Returns in the column designated as "Life of Fund" assume an investment in the underlying funds listed above on the date of inception of each fund. Returns in the column designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each sub-account. All full surrenders, or withdrawals in excess of the free amount, may be subject to a surrender charge.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA SPL II (AFLIAC) CONTINUED

Average Annual Total Returns as of 6/30/03

The average annual total returns for the Allmerica SPL II sub-accounts of AFLIAC are summarized below. The returns shown are net of total underlying fund expenses and all sub-account charges, but do not include insurance charges, including the premium expense charge, monthly charges under the policy, surrender charges or transaction charges. If the returns included the effect of these additional charges, they would have been significantly lower. For returns of the underlying funds that do not reflect the deduction of insurance and sub-account charges please refer to the following individual portfolio reviews.

                                                                     Without Surrender and
                                                                    Monthly Policy Charges
                                                                      10 Years    10 Years
                                    Fund Sub-Account                   or Life  or Life of
                               Inception   Inception                   of Fund Sub-Account
Sub-Accounts                        Date        Date  1 Year 5 Years (if less)   (if less)
------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products
Fund (Service Class 2)
Fidelity VIP Contrafund
  Portfolio                      1/3/95       8/5/02  -1.10%  1.02%    11.19%       12.53%
Fidelity VIP Equity-Income
  Portfolio                     10/9/86       8/5/02  -3.21% -1.01%     8.24%       15.42%
Fidelity VIP Growth Portfolio   10/9/86       8/5/02  -3.02% -2.66%     7.13%       18.24%
Fidelity VIP Mid Cap Portfolio 12/28/98       8/5/02  -1.69%    N/A    14.47%       14.27%
Fidelity VIP Value Strategies
  Portfolio                     2/20/02       8/5/02   2.68%    N/A    -3.63%       28.69%

Franklin Templeton Variable Insurance Products
Trust (Class 2)
FT VIP Franklin Large Cap
  Growth Securities Fund         5/1/96       8/5/02   1.21%  1.43%     6.59%       17.01%
FT VIP Franklin Small Cap Fund  11/1/95       5/1/01  -3.20%  0.41%     6.48%      -13.02%
FT VIP Franklin Small Cap
  Value Securities Fund          5/1/98       8/5/02  -7.51%  2.94%     1.03%       14.32%
FT VIP Mutual Shares
  Securities Fund               11/8/96       5/1/01   0.12%  3.39%     6.53%       -2.59%
FT VIP Templeton Foreign
  Securities Fund                5/1/92       8/5/02 -12.63% -4.37%     6.06%        3.31%

MFS Variable Insurance Trust
(Service Class)
MFS Mid Cap Growth Series        5/1/00       8/5/02   3.17%    N/A   -18.85%       24.10%
MFS New Discovery Series         5/1/98       8/5/02  -5.99%  3.76%     3.35%       15.72%
MFS Total Return Series          1/3/95       8/5/02   2.42%  3.35%     9.48%       12.22%
MFS Utilities Series             1/3/95       8/5/02  15.56% -0.35%     9.63%       34.34%

Oppenheimer Variable Account Funds
(Service Shares)
Oppenheimer Capital
  Appreciation Fund/VA           4/3/85       8/5/02   0.50%  0.12%     9.64%       21.28%
Oppenheimer Global Securities
  Fund/VA                      11/12/90       8/5/02  -7.43%  3.90%     9.54%       11.08%
Oppenheimer High Income
  Fund/VA                       4/30/86       8/5/02  14.81%  0.52%     5.11%       19.02%
Oppenheimer Main Street
  Fund/VA                        7/5/95       8/5/02  -4.82% -5.02%     7.50%       11.52%
Oppenheimer Multiple
  Strategies Fund/VA             2/9/87       8/5/02   6.04%  2.48%     6.97%       17.50%

Returns in the column designated as "Life of Fund" assume an investment in the underlying funds listed above on the date of inception of each fund. Returns in the column designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each sub-account. All full surrenders, or withdrawals in excess of the free amount, may be subject to a surrender charge.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA SPL II (FAFLIC)

Average Annual Total Returns as of 6/30/03

The average annual total returns for the Allmerica SPL II sub-accounts of FAFLIC are summarized below. The returns shown are net of total underlying fund expenses and all sub-account charges, but do not include insurance charges, including the premium expense charge, monthly charges under the policy, surrender charges or transaction charges. If the returns included the effect of these additional charges, they would have been significantly lower. For returns of the underlying funds that do not reflect the deduction of insurance and sub-account charges please refer to the following individual portfolio reviews.

                                                                     Without Surrender and
                                                                    Monthly Policy Charges
                                                                      10 Years    10 Years
                                    Fund Sub-Account                   or Life  or Life of
                               Inception   Inception                   of Fund Sub-Account
Sub-Accounts                        Date        Date  1 Year 5 Years (if less)   (if less)
------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund            4/29/85    8/5/02     -0.03% -3.94%     6.47%     18.80%
AIT Equity Index Fund           9/28/90    5/1/01     -0.96% -2.81%     8.40%    -11.08%
AIT Government Bond Fund        8/26/91    8/5/02      7.46%  5.65%     4.94%      4.90%
AIT Money Market Fund           4/29/85    5/1/01      0.29%  3.08%     3.45%      1.16%
AIT Select Capital
  Appreciation Fund             4/28/95    5/1/01      3.69%  4.09%    10.36%     -4.20%
AIT Select Growth Fund          8/21/92    5/1/01     -3.48% -7.58%     5.12%    -16.91%
AIT Select International
  Equity Fund                    5/2/94    5/1/01    -12.06% -5.49%     2.53%    -14.22%
AIT Select Investment Grade
  Income Fund                   4/29/85    5/1/01      8.02%  5.43%     5.44%      6.94%
AIT Select Value Opportunity
  Fund                          4/30/93    5/1/01     -0.58%  4.57%     9.65%     -1.55%

AIM Variable Insurance Funds
(Series I Shares)
AIM V.I. Aggressive Growth
  Fund                           5/1/98    8/5/02     -7.33% -2.54%    -3.07%     15.51%
AIM V.I. Basic Value Fund       9/10/01    8/5/02     -3.87%    N/A    -6.71%     18.71%
AIM V.I. Blue Chip Fund        12/29/99    8/5/02     -2.49%    N/A   -15.48%     14.37%
AIM V.I. Capital Development
  Fund                           5/1/98    8/5/02     -6.37%  1.17%     0.15%     16.08%
AIM V.I. Premier Equity Fund     5/5/93    8/5/02     -3.49% -4.86%     6.44%     14.63%

Alliance Variable Products Series Fund,
Inc. (Class B)
AllianceBernstein Growth and
  Income Portfolio              1/14/91    5/1/01      2.52%  2.72%    10.88%     -8.68%
AllianceBernstein Premier
  Growth Portfolio              6/26/92    5/1/01     -4.43% -5.51%     8.48%    -18.49%
AllianceBernstein Small Cap
  Value Portfolio                5/1/01    8/5/02     -1.24%    N/A     6.69%     20.19%
AllianceBernstein Technology
  Portfolio                     1/11/96    8/5/02     -3.83% -3.31%     2.84%     23.59%
AllianceBernstein Value
  Portfolio                      5/1/01    8/5/02     -1.20%    N/A    -2.81%     16.86%

Returns in the column designated as "Life of Fund" assume an investment in the underlying funds listed above on the date of inception of each fund. Returns in the column designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each sub-account. All full surrenders, or withdrawals in excess of the free amount, may be subject to a surrender charge.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA SPL II (FAFLIC) CONTINUED

Average Annual Total Returns as of 6/30/03

The average annual total returns for the Allmerica SPL II sub-accounts of FAFLIC are summarized below. The returns shown are net of total underlying fund expenses and all sub-account charges, but do not include insurance charges, including the premium expense charge, monthly charges under the policy, surrender charges or transaction charges. If the returns included the effect of these additional charges, they would have been significantly lower. For returns of the underlying funds that do not reflect the deduction of insurance and sub-account charges please refer to the following individual portfolio reviews.

                                                                     Without Surrender and
                                                                    Monthly Policy Charges
                                                                      10 Years    10 Years
                                    Fund Sub-Account                   or Life  or Life of
                               Inception   Inception                   of Fund Sub-Account
Sub-Accounts                        Date        Date  1 Year 5 Years (if less)   (if less)
------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products
Fund (Service Class 2)
Fidelity VIP Contrafund
  Portfolio                      1/3/95    8/5/02     -1.10%  1.02%    11.19%     12.53%
Fidelity VIP Equity-Income
  Portfolio                     10/9/86    8/5/02     -3.21% -1.01%     8.24%     15.42%
Fidelity VIP Growth Portfolio   10/9/86    8/5/02     -3.02% -2.66%     7.13%     18.24%
Fidelity VIP Mid Cap Portfolio 12/28/98    8/5/02     -1.69%    N/A    14.47%     14.27%
Fidelity VIP Value Strategies
  Portfolio                     2/20/02    8/5/02      2.68%    N/A    -3.63%     28.69%

Franklin Templeton Variable Insurance Products
Trust (Class 2)
FT VIP Franklin Large Cap
  Growth Securities Fund         5/1/96    8/5/02      1.21%  1.43%     6.59%     17.01%
FT VIP Franklin Small Cap Fund  11/1/95    5/1/01     -3.20%  0.41%     6.48%    -13.02%
FT VIP Franklin Small Cap
  Value Securities Fund          5/1/98    8/5/02     -7.51%  2.94%     1.03%     14.32%
FT VIP Mutual Shares
  Securities Fund               11/8/96    5/1/01      0.12%  3.39%     6.53%     -2.59%
FT VIP Templeton Foreign
  Securities Fund                5/1/92    8/5/02    -12.63% -4.37%     6.06%      3.31%

MFS Variable Insurance Trust
(Service Class)
MFS Mid Cap Growth Series        5/1/00    8/5/02      3.17%    N/A   -18.85%     24.10%
MFS New Discovery Series         5/1/98    8/5/02     -5.99%  3.76%     3.35%     15.72%
MFS Total Return Series          1/3/95    8/5/02      2.42%  3.35%     9.48%     12.22%
MFS Utilities Series             1/3/95    8/5/02     15.56% -0.35%     9.63%     34.34%

Oppenheimer Variable Account Funds
(Service Shares)
Oppenheimer Capital
  Appreciation Fund/VA           4/3/85    8/5/02      0.50%  0.12%     9.64%     21.28%
Oppenheimer Global Securities
  Fund/VA                      11/12/90    8/5/02     -7.43%  3.90%     9.54%     11.08%
Oppenheimer High Income
  Fund/VA                       4/30/86    8/5/02     14.81%  0.52%     5.11%     19.02%
Oppenheimer Main Street
  Fund/VA                        7/5/95    8/5/02     -4.82% -5.02%     7.50%     11.52%
Oppenheimer Multiple
  Strategies Fund/VA             2/9/87    8/5/02      6.04%  2.48%     6.97%     17.50%

Returns in the column designated as "Life of Fund" assume an investment in the underlying funds listed above on the date of inception of each fund. Returns in the column designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each sub-account. All full surrenders, or withdrawals in excess of the free amount, may be subject to a surrender charge.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                  VARIABLE LIFE INSURANCE PRODUCT INFORMATION

Allmerica SPL II

PRODUCT DESCRIPTION
--------------------------------------------------------------------------------
This contract is a modified single premium life insurance contract with Death Benefits, Contract Value, and other features traditionally associated with life insurance. The Contract is variable because the Contract Value will increase or decrease depending on the investment experience of the Sub-Accounts of the Separate Account. Under some circumstances, the Death Benefit may vary with the investment experience of the Sub-Accounts.

PAYMENT SCHEDULE
--------------------------------------------------------------------------------
This Contract requires a single payment on or before the Date of Issue. Additional payments may be made under certain circumstances.

CASH VALUE ACCESS
--------------------------------------------------------------------------------
The Contract Owner may make partial withdrawals, borrow up to the loan value of your contract or surrender the contract for its Surrender Value. A withdrawal reduces the Death Benefit by the same percentage that the amount withdrawn reduces Contract Value. Loans and withdrawals may be taxable and would be subject to a 10% tax penalty prior to age 59 1/2 .

FIXED ACCOUNT INFORMATION
--------------------------------------------------------------------------------
The Contract Owner may allocate part or all of your contract value to the Fixed Account. The Fixed Account is a part of the General Account. The Company guarantees amounts allocated to the Fixed Account as to principal and a minimum rate of interest. The minimum interest the Company will credit on amounts allocated to the Fixed Account is 4.0% compounded annually. Fixed Account Guarantees are based on the claims-paying ability of the issuer.

DEATH BENEFIT
--------------------------------------------------------------------------------
The Company will pay a Death Benefit to the Beneficiary when the Insured dies while the contract is in effect. If the contract was issued as a Second-to-Die policy, the Death Benefit will be paid on the death of the last surviving insured.

CHARGES AND FEES
--------------------------------------------------------------------------------
The following is a brief description of the Charges and Fees associated with the contracts. Please see the prospectus for a detailed description of the specific charges that apply to your contract.

Surrender Charges: These contracts provide for a contingent surrender charge which will be deducted if the Contract Owner requests a full surrender of the contract or a partial withdrawal within ten contract years from the Date of Issue. This charge begins at 10% of the amount that exceeds the free 10% withdrawal amount and decreased to 0% by the tenth contract year.

Insurance Charges: Charges are deducted monthly to compensate the Company for the anticipated cost of providing Death Proceeds and any additional options selected. These charges vary depending on the type of contract and underwriting class.

Transfers: The Company does not restrict the number of transfers among the sub-accounts. The first 12 transfers may be made free of charge; subsequent transfers may be charged up to a $25 fee per transfer.

Charges Against the Assets of the Separate Account: The Company assesses each sub-account with a charge of 0.90% on an annual basis for mortality and expense risks assumed by the Company and a charge of 0.25% on an annual basis for administrative expenses of the separate contract.

Distribution Fee: This fee applies for the first ten contract years only, a charge of 1.15% is assessed on an annual basis for distribution expenses.

Federal and State Payment Tax Charge: This charge is for the first contract year only, a charge of 1.75% is assessed on an annual basis for federal, state and local taxes.

Monthly Administration Charge: A monthly charge is assessed against the contract to cover administration of the contract.

Underlying Fund Expenses: The funds incur investment advisory fees and other expenses which are reflected in the variable account. The levels of fees and expenses vary among the funds.

To be preceded or accompanied by the current prospectus. Read it carefully before investing.

If you would like to request additional copies of this report, please contact either your Allmerica Financial representative or call 1-800-533-7881.


                                Allmerica SPL II
This product is issued by Allmerica Financial Life Insurance and Annuity Company
            (First Allmerica Financial Life Insurance Company in NY) and offered by VeraVest Investments, Inc., member NASD/SIPC.





                                     [LOGO]
                                   ALLMERICA
                                  FINANCIAL(R)

                        THE ALLMERICA FINANCIAL COMPANIES
                        ---------------------------------
The Hanover Insurance Company . Allmerica Financial Alliance Insurance Company
  Allmerica Financial Benefit Insurance Company . Citizens Insurance Company of America . Citizens Management Inc. . AMGRO, Inc. . Financial Profiles, Inc.
     VeraVest Investments, Inc. . VeraVest Investment Advisors, Inc. . Opus Investment Management, Inc. . Allmerica Trust Company, N.A. . First Allmerica
   Financial Life Insurance Company . Allmerica Financial Life Insurance and
                     Annuity Company (all states except NY)




AFSSPL2SEMI (6/03)